Subsequent Events (Details Narrative) - USD ($)							1 Months Ended
	Jul. 11, 2024	Apr. 01, 2024	Mar. 21, 2024	Feb. 29, 2024	Feb. 23, 2024	Jan. 01, 2024	Jan. 31, 2024	Sep. 30, 2024	Aug. 06, 2024	Jun. 18, 2024	May 16, 2024	Mar. 22, 2024	Jan. 16, 2024	Dec. 31, 2023	Dec. 31, 2022	Nov. 08, 2022	Sep. 14, 2022	Sep. 12, 2022	Jul. 27, 2022	Feb. 28, 2022	Sep. 23, 2016	Mar. 29, 2016	Dec. 19, 2014
Subsequent Event [Line Items]
Net operating loss carry-forwards														$ 15,200,000	$ 12,800,000
Federal net operating loss carryforward														3,300,000
Stock Issued							$ 833
Convertible Promissory Note One [Member]
Subsequent Event [Line Items]
Principal amount														55,321.92		$ 25,000	$ 50,000		$ 50,000
Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Principal amount																		$ 100,000		$ 25,000
Three Promissory Notes [Member]
Subsequent Event [Line Items]
Principal amount														102,996.71							$ 30,000	$ 30,000	$ 40,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Notes Payable				$ 175,000		$ 125,000
Principal			$ 50,000	50,000		50,000
Principal amount				25,000								$ 25,404.88	$ 30,000
Stock Issued					$ 833
Accounts payable and accrued liabilities				25,404.88
Face amount		$ 1,750,000
Accrued interest		3,583						$ 125,646
Convertible note		$ 50,000
Maturity date		Mar. 31, 2025
Debt interest rate		10.00%
Shares issued with notes, shares		237,250
Subsequent Event [Member] | Dallas Salazar [Member]
Subsequent Event [Line Items]
Accrued interest	$ 225,000
Paid amount	150,000
Remaining balance	10,755,137
Subsequent Event [Member] | Related Party [Member]
Subsequent Event [Line Items]
Face amount											$ 99,181.74
Subsequent Event [Member] | Promissory Note [Member]
Subsequent Event [Line Items]
Other Notes Payable				225,000		$ 175,000
Subsequent Event [Member] | Convertible Promissory Note One [Member]
Subsequent Event [Line Items]
Principal amount			254,713.44	$ 96,653.84								55,321.92
Due in un-reimbursed advances			$ 30,350
Subsequent Event [Member] | Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Principal amount												138,073.94
Subsequent Event [Member] | Three Promissory Notes [Member]
Subsequent Event [Line Items]
Principal amount												$ 102,996.71
Subsequent Event [Member] | Promissory Notes [Member]
Subsequent Event [Line Items]
Principal amount		$ 25,000
Accrued interest		$ 2,971
Subsequent Event [Member] | Convertible Promissory Notes [Member] | David E Graber [Member]
Subsequent Event [Line Items]
Principal amount	$ 200,000									$ 80,000
Subsequent Event [Member] | Convertible Promissory Notes [Member] | William Robinson [Member]
Subsequent Event [Line Items]
Principal amount									$ 30,000
Tax Year Two Zero Three Nine [Member]
Subsequent Event [Line Items]
Federal net operating loss carryforward														$ 9,500,000